Derivatives - Foreign currency forwards (Details) € in Thousands	Sep. 30, 2022 EUR (€)
EUR
Derivatives
Foreign currency swaps EUR - NIS	€ 1,230
NIS
Derivatives
Foreign currency swaps EUR - NIS	€ 4,500